Operating expenses - Summary of Payroll Costs (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Analysis of income and expense [abstract]
Wages and salaries	€ (11,391)	€ (11,141)	€ (11,876)
Payroll taxes	(4,308)	(3,953)	(4,913)
Share-based payments	(3,201)	(2,924)	(4,320)
Retirement benefit obligations	(84)	(76)	(76)
Total payroll costs	€ (18,984)	€ (18,094)	€ (21,185)
Average headcount | employee	96	97	112
End-of-period headcount | employee	100	90	110